Related parties	6 Months Ended
Sep. 30, 2023
Related Party Transactions [Abstract]
Related parties

20. Related parties

a) The table below sets forth the related party and the relationship with the Company:

Name of related party	Relationship with the Company
Xiaofeng Gao	Chairman of the Board of Directors and Co-Chief Executive Officer, 25.97% beneficial owner of the Company*
Bin Fu	Co-Chief Executive Office of the Company*
Hunan Medical Star Technology Co., Ltd.(Medical Star)	Joint venture
Fujian Pingtan Ocean Fishery Group Co., Ltd. (“Fujian Fishery”)	Minority Owned Subsidiary of the Company

*	On September 6, 2023, Mr. Xiaofeng Gao resigned as the Co-Chief Executive Officer of the Company and Mr. Fu has become the sole Chief Executive Officer of the Company.

b) The Company had the following related party balance with the related party mentioned above:

	As of
	September 30, 2023	March 31, 2023
Amounts due to Xiaofeng Gao	$2,195	$2,199
Amounts due to Bin Fu	38,998	40,747
Amounts due to Xuejun Ji*	11,142	11,642
Total	52,335	54,588

*	a major shareholder of the Company

c) The Company had the following related party transaction with the related party mentioned above:

	For the six months ended September 30,
	2023	2022
Expense paid by Xiaofeng Gao	$—	$1,071
Repayment to Xiaofeng Gao	—	3,514
Sales to Medical Star	9,274	34,693

The Group did not have other significant balances or transactions with its related parties for the six months ended September 30, 2023 and 2022.